SHARE CAPITAL - Narrative - Issued Share Capital (Details)																									1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 25, 2022 CAD ($) $ / shares shares	Feb. 18, 2022 CAD ($) $ / shares shares	Feb. 14, 2022 CAD ($) $ / shares shares	Jan. 06, 2022 CAD ($) $ / shares shares	Nov. 29, 2021 CAD ($) $ / shares shares	Nov. 18, 2021 CAD ($) $ / shares shares	Aug. 31, 2021 CAD ($) $ / shares shares	Aug. 17, 2021 CAD ($) $ / shares shares	Aug. 03, 2021 CAD ($) $ / shares shares	Jun. 28, 2021 CAD ($) $ / shares shares	Mar. 11, 2021 CAD ($) $ / shares shares	Feb. 04, 2021 CAD ($) tradingDay $ / shares shares	Jan. 12, 2021 CAD ($) $ / shares shares	Dec. 04, 2020 CAD ($) shares	Nov. 05, 2020 $ / shares shares	Nov. 03, 2020 $ / shares shares	Oct. 19, 2020 CAD ($) $ / shares shares	Jun. 26, 2020 $ / shares shares	Jun. 17, 2020 CAD ($) $ / shares shares	Jun. 17, 2020 CAD ($) $ / shares	Jun. 16, 2020 shares	Jun. 15, 2020 CAD ($) $ / shares shares	Jun. 11, 2020 CAD ($) $ / shares shares	May 01, 2020 CAD ($) $ / shares	Nov. 03, 2020 $ / shares	Jun. 11, 2020 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 CAD ($) shares	Mar. 31, 2020 shares
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | $ / shares												$ 2.25
Proceeds from issue of ordinary shares in private placement | $																										$ 927,000
Reversal of share subscriptions | $																												$ 700,000
Subscriptions price (in CAD per share) | $ / shares																	$ 0.75
Payments for share issue costs | $									$ 2,240,000			$ 1,955,000
Proceeds from current borrowings | $																								$ 300,000
Borrowings, conversion price (in CAD per share) | $ / shares																								$ 0.25
Shares issued on conversion of debt (in shares)																												1,200,000
Subscription receipts issued (in shares)																	60,000,000
Proceeds from subscription issuance | $																	$ 45,000,000
Subscription, fee percentage																	6.00%
Subscription, fee percentage, president's list																	1.50%
Warrants, percentage of subscriptions																	6.00%
Shares issued for amalgamation (in shares)															2,128,295
Bought deal share offering - net of share issuance costs (in shares)												15,246,000
Proceeds from issuing other equity instruments | $												$ 34,303,000
Professional and consulting fees | $																											$ 3,275,000	$ 3,070,000
Equity interest of acquirer, contingent consideration, value | $																											$ 4,251,000	$ 1,539,000
Agents
Disclosure of classes of share capital [line items]
Advisory service fee | $																	$ 479,000
Other related parties
Disclosure of classes of share capital [line items]
Payments for share issue costs | $																	$ 1,180,000
Finders Warrants
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | $ / shares																				$ 0.64		$ 0.25	$ 0.25
Warrants, exercise price (in CAD per share) | $ / shares																		$ 0.64					$ 0.25			$ 0.25
Number of warrants issued (in shares)																		199,275			96,034		295,309			18,000
Aggregate fair value, vested | $																			$ 87,000	$ 87,000			$ 3,000			$ 3,000
Warrant term																		24 months			24 months
Share Purchase Warrants
Disclosure of classes of share capital [line items]
Warrants, exercise price (in CAD per share) | $ / shares																						$ 0.25
Number of warrants issued (in shares)																						2,000,000
Aggregate fair value, vested | $																						$ 0
Expected forfeiture as percentage																						100.00%
Broker Warrants
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | $ / shares																$ 0.75	$ 0.75
Warrants, exercise price (in CAD per share) | $ / shares																$ 0.75	$ 0.75								$ 0.75
Warrant term																	24 months								24 months
Broker Warrants | Agents
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)																	16,000
Broker Warrants | Other related parties
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)																2,590,000	2,590,000
2021 Warrants
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | $ / shares												$ 2.12
Warrants, exercise price (in CAD per share) | $ / shares												$ 3.25
Number of warrants issued (in shares)												7,623,000
Warrant, threshold consecutive trading days | tradingDay												10
Warrant, stock price trigger (in CAD per share)												5.00
Other Equity Instruments, Trading Days, Minimum Notice												30 days
Warrant, conversion ratio												0.5
Underwriters’ Warrants
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | $ / shares												$ 2.12
Number of warrants issued (in shares)												868,740
Exercisable (in CAD per share) | $ / shares												$ 2.25
August 2021 compensation common share warrants
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | $ / shares									$ 3.83
Warrants, exercise price (in CAD per share) | $ / shares									$ 3.40
Number of warrants issued (in shares)									658,860
Warrant term									24 months
Professional and consulting fees | $									$ 754,000
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)																											0	0
Common shares
Disclosure of classes of share capital [line items]
Number of shares held in escrow (in shares)																											12,545,767	37,637,300
Shares issued for cash net of share issuance costs – private placement (in shares)																			10,540,066							3,706,600
Share price (in CAD per share) | $ / shares									$ 3.40																	$ 0.25
Reversal of share subscriptions | $																						$ 164,000
Reversal of share subscriptions (in shares)																						6,569,772
Subscriptions price (in CAD per share) | $ / shares															$ 0.0001							$ 0.025
Proceeds from issue of ordinary shares | $									$ 34,502,000
Payments for share issue costs | $																			$ 189,000
Bought deal share offering - net of share issuance costs (in shares)									10,147,600
Common shares | Private placement
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | $ / shares																			$ 0.64
Proceeds from issue of ordinary shares | $																			$ 6,746,000
Class B shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)																											1,047,135.1	962,243.3	0
Share price (in CAD per share) | $ / shares	$ 9.99	$ 13.54	$ 13.43
Shares issued upon conversion (in shares)	905,460	172,395	410,282	156,114	317,215	289,030	93,926	187,886		157,771	422,473		511,630	8,688,330													10,471,351	9,622,433
Shares issued upon conversion, percentage																											100.00%
Shares issued during period (in shares)														868,833
Share issue related cost | $														$ 3,146,000
Equity interest of acquirer, contingent consideration (in shares)	90,546	17,239.5	41,028.2	15,611.4	31,721.5	28,903	9,392.6	18,788.5		15,777.1	42,247.3		51,163														269,007.8	93,410.3
Equity interest of acquirer, contingent consideration, value | $	$ 905,000	$ 233,000	$ 551,000	$ 236,000	$ 629,000	$ 706,000	$ 317,000	$ 633,000		$ 458,000	$ 686,000		$ 1,018,000
Conversion price (in CAD per share) | $ / shares	$ 1.00	$ 1.35	$ 1.34	$ 1.51	$ 1.98	$ 2.44	$ 3.38	$ 3.37		$ 2.90	$ 1.62		$ 1.99
Converted into Common Shares																											(184,116)
Class B shares | Exchangeable prior to December 14, 2022
Disclosure of classes of share capital [line items]
Shares issued upon conversion, percentage																											33.333%
Class B shares | Exchangeable prior to December 14, 2023
Disclosure of classes of share capital [line items]
Shares issued upon conversion, percentage																											66.667%